Intangible Assets - Summary of Detailed Information About Carrying Amounts of the Capitalized Development Projects (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Carrying amount	€ 13,336	€ 18,058
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	13,074	17,678	€ 19,545
Capitalised development expenditure [member] | Space Base Technology [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	13,074	13,998	15,072
Capitalised development expenditure [member] | Air Base Technology [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	0	3,680	3,965
Capitalised development expenditure [member] | Condor Meo [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	€ 0	€ 0	€ 508